Financial instruments - Trade and Other Payables Details (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Accounts payable, current	$ 373,351	$ 279,092
Other accounts payable, current	1,438	558
Prepayments from customers, current	0	0
Total, current	374,789	279,650
Accounts payable, noncurrent	0	0
Other accounts payable, noncurrent	0	0
Prepayments from customers, noncurrent	0	3,813
Total, noncurrent	0	3,813
Accounts payable	373,351	279,092
Other accounts payable	1,438	558
Prepayments from customers		3,813
Total	$ 374,789	$ 283,463